Financial Instruments and Risk Management - Carrying Value and Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at carrying value	$ 7,970	$ 72,655
Financial liabilities at fair value	7,970	72,655
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at carrying value	97,103	35,691
Financial liabilities at fair value	98,329	35,691
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at carrying value	47,449	31,468
Financial assets at fair value	47,449	31,468
Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at carrying value	18,090	33,159
Financial assets at fair value	$ 18,090	$ 33,159